Cost, Gross Unrealized Holding Gains and Losses and Fair Value for Investment Securities by Major Security Types (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable equity securities available for sale USD ($)	Mar. 31, 2012 Marketable equity securities available for sale JPY (¥)	Mar. 31, 2011 Marketable equity securities available for sale JPY (¥)	Mar. 31, 2012 Other investment securities at cost USD ($)	Mar. 31, 2012 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Other investment securities at cost JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 343,280	¥ 28,149,000	¥ 35,370,000	$ 242,561	¥ 19,890,000	¥ 23,887,000	$ 100,719	¥ 8,259,000	¥ 11,483,000
Gross unrealized holding gains				317,951	26,072,000	25,599,000
Gross unrealized holding losses				353	29,000	114,000
Fair value	$ 560,159	¥ 45,933,000	¥ 49,372,000	$ 560,159	¥ 45,933,000	¥ 49,372,000